Discontinued Operations (Tables)	6 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The revenues and expenses of ReadyMade magazine, along with associated taxes, were removed from continuing operations and reclassified into a single line item amount on the Condensed Consolidated Statements of Earnings titled loss from discontinued operations, net of taxes, as follows:

Periods Ended December 31, 2010	Three Months	Six Months
(In thousands except per share data)
Revenues	$927	$2,609
Costs and expenses	(1,813)	(4,077)
Loss before income taxes	(886)	(1,468)
Income taxes	346	573
Loss from discontinued operations	$(540)	$(895)
Loss from discontinued operations per share:
Basic	$(0.01)	$(0.02)
Diluted	(0.01)	(0.02)